Goodwill - Impairment Test of Goodwill- Key Assumptions (Detail)		12 Months Ended
	Oct. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [Line Items]
Tax Rate		26.50%	26.50%
Legal Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	10.00%
Tax Rate	26.00%
Corporates [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	10.50%
Tax Rate	26.20%
Tax & Accounting Professionals [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	3.00%
Discount rate	10.50%
Tax Rate	27.30%
Reuters News [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	2.50%
Discount rate	12.00%
Tax Rate	21.90%
Global Print [member]
Disclosure of information for cash-generating units [Line Items]
Perpetual growth rate	(5.50%)
Discount rate	11.50%
Tax Rate	26.30%